Fair value measurements - Financial Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Equity securities at fair value	$ 7,317	$ 7,419
Available-for-sale investments	2,661,116	2,220,341
Other assets - Derivatives	6,692	30,459
Financial liabilities
Other liabilities - Derivatives	25,534	29,826
Fair Value, Measurements, Recurring
Financial assets
Equity securities at fair value	7,317	7,419
Available-for-sale investments	2,661,116	2,220,341
Other assets - Derivatives	6,692	30,459
Financial liabilities
Other liabilities - Derivatives	25,534	29,826
Fair Value, Measurements, Recurring | Level 1
Financial assets
Equity securities at fair value	7,081	7,141
Available-for-sale investments	0	0
Other assets - Derivatives	0	0
Financial liabilities
Other liabilities - Derivatives	0	0
Fair Value, Measurements, Recurring | Level 2
Financial assets
Equity securities at fair value	236	278
Available-for-sale investments	2,648,171	2,207,450
Other assets - Derivatives	6,692	30,459
Financial liabilities
Other liabilities - Derivatives	25,534	29,826
Fair Value, Measurements, Recurring | Level 3
Financial assets
Equity securities at fair value	0	0
Available-for-sale investments	12,945	12,891
Other assets - Derivatives	0	0
Financial liabilities
Other liabilities - Derivatives	0	0
Mutual funds
Financial assets
Equity securities at fair value	7,317	7,419
Mutual funds | Fair Value, Measurements, Recurring
Financial assets
Equity securities at fair value	7,317	7,419
Mutual funds | Fair Value, Measurements, Recurring | Level 1
Financial assets
Equity securities at fair value	7,081	7,141
Mutual funds | Fair Value, Measurements, Recurring | Level 2
Financial assets
Equity securities at fair value	236	278
Mutual funds | Fair Value, Measurements, Recurring | Level 3
Financial assets
Equity securities at fair value	0	0
US government and federal agencies
Financial assets
Available-for-sale investments	2,566,066	2,052,446
US government and federal agencies | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	2,566,066	2,052,446
US government and federal agencies | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	0	0
US government and federal agencies | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	2,566,066	2,052,446
US government and federal agencies | Fair Value, Measurements, Recurring | Level 3
Financial assets
Available-for-sale investments	0	0
Non-US governments debt securities
Financial assets
Available-for-sale investments	22,408	25,676
Non-US governments debt securities | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	22,408	25,676
Non-US governments debt securities | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	0	0
Non-US governments debt securities | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	22,408	25,676
Non-US governments debt securities | Fair Value, Measurements, Recurring | Level 3
Financial assets
Available-for-sale investments	0	0
Asset-backed securities - Student loans
Financial assets
Available-for-sale investments	12,945	12,891
Asset-backed securities - Student loans | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	12,945	12,891
Asset-backed securities - Student loans | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	0	0
Asset-backed securities - Student loans | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	0	0
Asset-backed securities - Student loans | Fair Value, Measurements, Recurring | Level 3
Financial assets
Available-for-sale investments	12,945	12,891
Residential mortgage-backed securities
Financial assets
Available-for-sale investments	59,697	129,328
Residential mortgage-backed securities | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	59,697	129,328
Residential mortgage-backed securities | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	0	0
Residential mortgage-backed securities | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	59,697	129,328
Residential mortgage-backed securities | Fair Value, Measurements, Recurring | Level 3
Financial assets
Available-for-sale investments	$ 0	$ 0